Accounts And Revenues Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts And Revenues Receivable [Abstract]
Schedule Of Major Customers As A Percentage Of Revenue

	2012	2011	2010
Company A	35%	12%	(a)
Company B	17%	15%	(a)
Company C	14%	15%	12%
Company D	10%	(a)	(a)
Company E	(a)	(a)	20%
Company F	(a)	27%	45%

__________

(a) Revenues from this customer were less than 10% in this year.